SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

We have evaluated subsequent events through the filing date of this Form 10-K and determined that no subsequent events have occurred that would require recognition in the consolidated financial statements or disclosures in the notes thereto other than as disclosed below.

In January and February 2017, we issued 1,159,023 shares of common stock to various consultants for services rendered. The fair value of the common stock issued was approximately $321,000.

In March 2017, certain 2016 Notes holders elected to convert principal and interest of $350,610 into 1,402,440 shares of common stock.

On January 1, 2017, the Company and CRI agreed to extend the term of the Amended CRI Asset Purchase Agreement to December 31, 2017 (see Note 2). In connection with the extension, we issued restricted shares of common stock totaling 225,000 to CRI as a prepayment of royalties due on net profit of Sensum+® in the U.S. in 2017. The royalty prepayment amount is $45,000 as the number of shares of common stock issued was based on the closing price of our common stock on December 30, 2016. If CRI does not earn royalties larger than the prepaid amount of $45,000 in 2017, the term of the Amended CRI Asset Purchase Agreement is automatically extended one additional year to December 31, 2018.

On January 4, 2017, we signed an employment agreement with Randy Berholtz, MBA, JD to become the Executive Vice President, Corporate Development and General Counsel of the Company. He will also become the Secretary of the Company. Mr. Berholtz began his position on January 9, 2017. Mr. Berholtz had previously been a part-time consultant for us from July 2013 to mid-May 2016. The Company and Mr. Berholtz entered into an employment agreement, effective, January 9, 2017 wherein Mr. Berholtz received RSUs covering 2,000,000 shares of our common stock; 666,666 of which will vest after one year of employment. The remaining RSU’s will vest in eight equal quarterly installments over two years of continued service.

On January 19, 2017, we entered into a securities purchase agreement with an unrelated third party investor in which the investor loaned us gross proceeds of $150,000 pursuant to a 5% promissory note (“Q1 2017 Note Payable”).  The note has an OID of $15,000 and requires payment of $165,000 in principal upon maturity. The Q1 2017 Note Payable bears interest at the rate of 5% per annum and the principal amount and interest are payable at maturity on November 18, 2017. In connection with the Q1 2017 Note Payable, we issued the investor 330,000 restricted shares of common stock.